Earnings (Loss) Per Share	12 Months Ended
Mar. 01, 2014
Earnings (Loss) Per Share
EARNINGS (LOSS) PER SHARE
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$(5,873)	$(628)	$1,171
Loss for basic and diluted loss per share available to common shareholders from discontinued operations	$—	$(18)	$(7)
Weighted-average number of shares outstanding (000’s) - basic	525,168	524,160	524,101
Effect of dilutive securities (000’s) - stock-based compensation (1)(2)	—	—	89
Weighted-average number of shares and assumed conversions (000’s) - diluted	525,168	524,160	524,190
Earnings (loss) per share - reported
Basic and diluted earnings (loss) per share from continuing operations	$(11.18)	$(1.20)	$2.23
Basic and diluted loss per share from discontinued operations	—	(0.03)	(0.01)
Total basic and diluted earnings (loss) per share	$(11.18)	$(1.23)	$2.22

(1) The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of loss per share for the year ended March 1, 2014 as to do so would be antidilutive. As at March 1, 2014, there were 346,264 options and 17,620,882 RSUs outstanding that were in-the-money and may have a dilutive effect on earnings (loss) per share in future periods.
(2) The Company has not presented the dilutive effect of the Debentures as to do so would be antidilutive. See Note 8 for details on the Debentures.